FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)



                        CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2004
                                   (unaudited)


                                                                                            Rating
      Face                                                                                  Moody's/
        Amount       General Obligation Bonds (1.3%)                                             S&P                 Value  (a)
----------------  --------------------------------------------------------------------------------------------------

                   Bowling Green, Kentucky
 $    200,000       5.300%, 06/01/18                                                            Aa3/NR           $   218,990

                   Lexington-Fayette Urban County, Kentucky Government Project
                   Unlimited Tax
      125,000        5.000%, 12/01/15                                                          Aa2/AA+               134,864
      340,000        5.150%, 12/01/17                                                          Aa2/AA+               367,856

                   Louisville, Kentucky Unlimited Tax
    2,205,000        5.000%, 10/01/21 FGIC Insured                                             Aaa/AAA             2,337,476

                   Warren County, Kentucky Judicial Unlimited Tax
      345,000         5.100%, 09/01/17 AMBAC Insured                                            Aaa/NR               374,963
      365,000         5.150%, 09/01/18 AMBAC Insured                                            Aaa/NR               396,408

                                                                                                               --------------
                   Total General Obligation Bonds                                                                  3,830,557
                                                                                                               --------------

                   Revenue Bonds (97.7%)
                   -------------------------------------------------------------------------

                   State Agencies (38.1%)
                   -------------------------------------------------------------------------

                   Kentucky Area Development District Financing
      500,000        5.000%, 12/01/23  LOC Wachovia Bank                                        NR/AA                519,620

                   Kentucky Infrastructure Authority
    1,000,000         5.250%, 06/01/12                                                          Aa3/A+             1,109,320
      635,000         5.250%, 06/01/12                                                          Aa3/A+               685,178
    2,740,000         5.250%, 06/01/14                                                          Aa3/A+             3,024,083
    1,235,000         5.250%, 08/01/17                                                          NR/AA              1,375,234
      100,000        5.000%, 06/01/18                                                           Aa3/A+               106,148
      230,000         5.000%, 06/01/21                                                          Aa3/A+               241,118

                   Kentucky Local Correctional Facilities Construction Authority
    6,355,000         5.500%, 11/01/14 FSA Insured                                             Aaa/AAA             6,499,767

                   Kentucky State Property and Buildings Commission
    3,000,000         6.250%, 09/01/07 MBIA Insured                                            Aaa/AAA             3,355,380
      220,000         6.000%, 09/01/08                                                          Aa3/A+               248,827
      500,000         5.500%, 11/01/09 AMBAC Insured                                           Aaa/AAA               528,640
    4,000,000         5.375%, 02/01/14 FSA Insured  (pre-refunded)                             Aaa/AAA             4,563,720
      400,000         5.250%, 10/01/14  (pre-refunded)                                          Aa3/A+               440,020
    3,250,000         5.625%, 09/01/15  (pre-refunded)                                          Aa3/A+             3,725,508
      460,000         5.125%, 09/01/15  (pre-refunded)                                          Aa3/A+               514,906
    1,000,000         5.000%, 11/01/15 AMBAC Insured                                           Aaa/AAA             1,101,820
      100,000         5.375%, 05/01/16 MBIA Insured  (pre-refunded)                            Aaa/AAA               112,649
    3,775,000         5.375%, 08/01/16  (pre-refunded)                                         Aaa/AAA             4,311,729
    2,725,000         5.375%, 08/01/16 FSA Insured                                             Aaa/AAA             3,013,414
    3,905,000         5.125%, 09/01/16  (pre-refunded)                                          Aa3/A+             4,371,101
    5,000,000         5.250%, 10/01/16                                                          Aa3/A+             5,476,650
    1,100,000         5.000%, 11/01/16 AMBAC Insured                                           Aaa/AAA             1,208,438
    1,265,000         5.250%, 08/01/17 MBIA Insured   (pre-refunded)                           Aaa/AAA             1,450,335
    1,250,000         5.000%, 08/01/17 FSA Insured  (pre-refunded)                             Aaa/AAA             1,399,063
      975,000         5.000%, 08/01/17 FSA Insured                                             Aaa/AAA             1,045,288
    8,155,000         5.125%, 09/01/17  (pre-refunded)                                          Aa3/A+             9,128,381
      200,000         5.375%, 10/01/17 MBIA Insured  (pre-refunded)                            Aaa/AAA               229,068
    4,735,000         5.250%, 10/01/17                                                          Aa3/A+             5,169,200
    1,250,000         5.500%, 11/01/17 FSA Insured                                             Aaa/AAA             1,420,688
    1,000,000         5.000%, 11/01/17 AMBAC Insured                                           Aaa/AAA             1,092,130
      165,000         5.375%, 02/01/18  FSA Insured  (pre-refunded)                            Aaa/AAA               188,253
    3,030,000         5.000%, 08/01/18  FSA Insured  (pre-refunded)                            Aaa/AAA             3,391,327
    3,950,000         5.125%, 09/01/18  (pre-refunded)                                          Aa3/A+             4,410,135
    6,000,000         5.250%, 10/01/18                                                          Aa3/A+             6,535,740
    3,000,000         5.000%, 10/01/18 AMBAC Insured                                           Aaa/AAA             3,363,540
    1,000,000         5.500%, 11/01/18 FSA Insured                                             Aaa/AAA             1,136,550
      155,000         5.100%, 11/01/18 FSA Insured                                             Aaa/AAA               168,442
      145,000         5.100%, 11/01/18   (pre-refunded)                                         Aa3/A+               161,099
    1,500,000         5.000%, 11/01/18 AMBAC Insured                                           Aaa/AAA             1,626,210
    1,040,000         5.000%, 08/01/19 FSA Insured   (pre-refunded)                            Aaa/AAA             1,164,020
    4,000,000         5.375%, 10/01/19 MBIA Insured  (pre-refunded)                            Aaa/AAA             4,581,360
    1,925,000         5.000%, 10/01/19                                                          Aa3/A+             2,030,682
      360,000         5.000%, 10/01/19 MBIA Insured                                            Aaa/AAA               383,112
      705,000         5.150%, 11/01/19 FSA Insured                                             Aaa/AAA               768,563
    3,000,000         5.000%, 11/01/19 FSA Insured                                             Aaa/AAA             3,217,980
    2,000,000         5.750%, 05/01/20 MBIA Insured  (pre-refunded)                            Aaa/AAA             2,284,660
      250,000         5.000%, 05/01/20 FSA Insured                                             Aaa/AAA               264,020
      160,000         5.000%, 10/01/20 MBIA Insured                                            Aaa/AAA               169,470
      270,000         5.100%, 10/01/21 MBIA Insured                                            Aaa/AAA               286,937
      255,000         5.150%, 02/01/22 FSA Insured                                             Aaa/AAA               272,105
    5,000,000         5.000%, 10/01/22 MBIA Insured                                            Aaa/AAA             5,304,600
      235,000         5.000%, 08/01/23 MBIA Insured                                            Aaa/AAA               247,133
       80,000         5.000%, 08/01/23 MBIA Insured  (pre-refunded)                            Aaa/AAA                90,202

                                                                                                               --------------
                   Total State Agencies                                                                          109,513,563
                                                                                                               --------------

                   County Agencies (8.7%)
                   -------------------------------------------------------------------------

                   Floyd County, Kentucky Public Property Courthouse
      510,000         5.500%, 09/01/14   (pre-refunded)                                         NR/NR*               546,088

                   Jefferson County, Kentucky Capital Projects
    1,000,000         5.200%, 06/01/08 MBIA Insured                                            Aaa/AAA             1,097,460
      430,000         5.200%, 06/01/12 MBIA Insured                                            Aaa/AAA               470,024
      570,000         5.250%, 06/01/13 MBIA Insured                                            Aaa/AAA               622,235
      520,000         5.250%, 06/01/14 MBIA Insured                                            Aaa/AAA               567,653
    3,370,000         5.375%, 06/01/18 MBIA Insured                                            Aaa/AAA             3,684,994
    1,640,000         5.375%, 06/01/22 MBIA Insured                                            Aaa/AAA             1,741,549
    5,935,000         5.500%, 06/01/28 MBIA Insured                                            Aaa/AAA             6,277,627

                   Pendleton County, Kentucky Multi-County Lease Revenue
    4,500,000         6.500%, 03/01/19                                                           NR/A              4,561,065

                   Warren County, Kentucky Justice Center
    1,580,000         5.250%, 09/01/17 MBIA Insured                                            Aaa/AAA             1,729,926

                   Warren County, Kentucky Justice Center Expansion Corp. Revenue
      700,000         5.400%, 09/01/24                                                          Aa3/NR               752,486
    2,875,000         5.350%, 09/01/29 MBIA Insured                                            Aaa/AAA             3,013,086

                                                                                                               --------------
                   Total County Agencies                                                                          25,064,193
                                                                                                               --------------

                   City / Municipality Obligations (4.1%)
                   -------------------------------------------------------------------------

                   Jeffersontown, Kentucky Public Project Corp.
      500,000         5.750%, 11/01/15                                                          A3/NR                536,395

                   Lexington-Fayette Urban County Government, Kentucky Public
                   Facilities Revenue
      120,000         5.125%, 10/01/23 FSA Insured                                             Aaa/AAA               126,826

                   Louisville, Kentucky Parking Authority
    1,140,000         5.000%, 12/01/14  MBIA Insured                                           Aaa/AAA             1,223,300

                   Mount Sterling, Kentucky Lease Revenue
    2,020,000         6.150%, 03/01/13                                                          Aa3/NR             2,047,048
    7,000,000         6.200%, 03/01/18                                                          Aa3/NR             7,093,940

                   Shelbyville, Kentucky Certificates of Participation
      625,000        5.000%, 10/01/22                                                           A2/NR                647,894

                                                                                                               --------------
                   Total City / Municipality Obligations                                                          11,675,403
                                                                                                               --------------

                   Hospitals (4.5%)
                   -------------------------------------------------------------------------

                   Jefferson County, Kentucky Health Facilities Revenue
      240,000         5.000%, 10/01/12  MBIA Insured                                           Aaa/AAA               256,889
    1,715,000         5.650%, 01/01/17 AMBAC Insured                                           Aaa/AAA             1,859,163
    2,200,000         5.250%, 05/01/17                                                           NR/A              2,316,204
    2,815,000         5.125%, 10/01/17 AMBAC Insured  ETM                                      Aaa/AAA             2,938,916
      525,000         5.125%, 10/01/18  MBIA Insured  ETM                                      Aaa/AAA               553,445
      125,000         5.750%, 01/01/26 AMBAC Insured                                           Aaa/AAA               134,945

                   Kentucky Development Finance Authority Hospital Revenue
    2,790,000         5.000%, 08/15/15 MBIA Insured                                            Aaa/AAA             2,861,982

                   Kentucky Economic Development Finance Authority
    1,000,000         5.000%, 02/01/18 FSA Insured                                             Aaa/AAA             1,043,070

                   Louisville & Jefferson County, Kentucky Medical Center Revenue
    1,000,000         5.000%, 06/01/18                                                           NR/A              1,056,400

                                                                                                               --------------
                   Total Hospitals                                                                                13,021,014
                                                                                                               --------------

                   Housing (6.8%)
                   -------------------------------------------------------------------------

                   Kentucky Housing Corp. Housing Revenue
       95,000         5.550%, 07/01/18 AMT                                                     Aaa/AAA                95,634
      250,000         5.850%, 07/01/20 AMT                                                     Aaa/AAA               263,945
    2,000,000         5.600%, 07/01/20 AMT                                                     Aaa/AAA             2,060,760
    1,150,000         5.350%, 01/01/21 AMT                                                     Aaa/AAA             1,176,657
    6,075,000         5.450%, 07/01/22 AMT                                                     Aaa/AAA             6,261,138
    4,065,000         5.250%, 07/01/22  AMT                                                    Aaa/AAA             4,177,926
      245,000         5.200%, 07/01/22                                                         Aaa/AAA               252,896
      300,000         5.100%, 07/01/22 AMT                                                     Aaa/AAA               304,962
    4,140,000         5.200%, 07/01/25 AMT                                                     Aaa/AAA             4,224,208
      275,000         5.375%, 07/01/27                                                         Aaa/AAA               282,859
      570,000         5.550%, 07/01/33                                                         Aaa/AAA               585,960

                                                                                                               --------------
                   Total Housing                                                                                  19,686,945
                                                                                                               --------------

                   Pollution Control Revenue (1.4%)
                   -------------------------------------------------------------------------

                   Jefferson County, Kentucky Pollution Control (LG&E Energy)
    3,800,000         5.900%, 04/15/23                                                          A1/A-              3,895,570
                                                                                                               --------------

                   Schools (13.3%)
                   -------------------------------------------------------------------------

                   Beechwood, Kentucky Independent School District Finance Corp.
      180,000         5.650%,  03/01/20                                                         Aa3/NR               198,990

                   Boone County, Kentucky School District Finance Corp. School Building
      660,000         5.000%, 06/01/15                                                          Aa3/NR               696,214
      225,000         5.250%, 08/01/15                                                          Aa3/NR               246,285
      285,000         5.700%, 02/01/16                                                          Aa3/NR               318,000
    1,000,000         5.375%, 08/01/20 FSA Insured                                              AAA/NR             1,088,450

                   Boyd County, Kentucky School District Finance Corp.
    1,025,000         5.000%, 10/01/15                                                          Aa3/NR             1,105,934
      575,000         5.375%, 10/01/17                                                          Aa3/NR               627,578

                   Christian County, Kentucky School District Finance Corp.
      500,000         5.000%, 06/01/09                                                          Aa3/NR               541,540

                   Daviess County Kentucky School District Finance Corp.
      200,000         5.000%, 06/01/24                                                          Aa3/NR               208,228

                   Fayette County, Kentucky School Building
    1,780,000         5.700%, 12/01/16                                                         Aa3/AA-             1,956,327

                   Fayette County, Kentucky School Building Revenue
      200,000         5.125%, 04/01/18 AMBAC Insured                                           Aaa/AAA               216,798

                   Fayette County, Kentucky School District Finance Corp.
      250,000         5.300%, 09/01/14                                                         Aa3/AA-               274,880

                   Floyd County, Kentucky School Building
      250,000         5.000%, 12/01/09                                                          Aa3/NR               275,215

                   Franklin County, Kentucky School District Finance Corp.
    1,000,000        5.000%, 04/01/24                                                           Aa3/NR             1,040,620

                   Graves Co., Kentucky School Building Revenue
    1,260,000         5.000%, 06/01/22                                                          Aa3/NR             1,323,113
    1,320,000         5.000%, 06/01/23                                                          Aa3/NR             1,377,394

                   Grayson County, Kentucky School Building Revenue
    1,940,000         6.000%, 01/01/15  (pre-refunded)                                          Aa3/NR             1,999,965

                   Hardin County, Kentucky School District Finance Corp.
      100,000         5.500%, 02/01/17                                                          Aa3/NR               109,797

                   Jefferson County, Kentucky School District
                   Finance Corp. School Building
      750,000         5.300%, 01/01/13 FSA Insured                                             Aaa/AAA               846,435
      695,000         5.125%, 11/01/14 FSA Insured  (pre-refunded)                             Aaa/AAA               755,180
    3,195,000         5.125%, 02/01/16 MBIA Insured  (pre-refunded)                            Aaa/AAA             3,398,138
      250,000         5.250%, 07/01/16 FSA Insured                                             Aaa/AAA               271,470

                   Kenton County, Kentucky School District
    1,800,000         5.375%, 03/01/15                                                          Aa3/A+             1,954,836
      955,000         5.000%, 04/01/16                                                          Aa3/NR             1,029,729
    1,055,000         5.000%, 04/01/17                                                          Aa3/NR             1,129,736
      605,000         5.000%, 04/01/19                                                          Aa3/NR               642,607

                   Kentucky Economic Development Finance Authority College Revenue
                   Centre College
    1,230,000         5.000%, 04/01/17 FSA Insured                                               Aaa/AAA           1,331,758
    1,675,000         5.000%, 04/01/19 FSA Insured                                               Aaa/AAA           1,795,667

                   Lexington-Fayette Urban County, Kentucky Government Project
                   Transylvania University
    1,320,000         5.125%, 08/01/18 MBIA Insured                                              Aaa/AAA           1,413,007

                   Lexington-Fayette Urban County, Kentucky Government Project
                   U.K. Library
      725,000         5.000%, 11/01/15 MBIA Insured                                              Aaa/AAA             789,329
      205,000         5.000%, 11/01/18 MBIA Insured                                              Aaa/AAA             220,703

                   Meade  County, Kentucky School District Finance Corp.
      400,000         5.700%, 07/01/15                                                            Aa3/NR             432,524
      500,000         6.000%, 07/01/16                                                            Aa3/NR             543,200

                   Middlesboro, Kentucky Independent School District Finance Corp.
      100,000         6.100%, 08/01/16                                                            Aa3/NR             109,188

                   Oldham County, Kentucky School District Finance Corp.
      500,000        5.000%, 05/01/19 MBIA Insured                                                Aaa/NR             541,910

                   Nelson County, Kentucky School Building
    1,820,000         5.750%, 04/01/15  (pre-refunded)                                            Aa3/NR           1,894,857

                   Scott County, Kentucky School Building
    2,750,000         5.900%, 06/01/18  (pre-refunded)                                            Aa3/A            2,882,660
      100,000         5.000%, 03/01/22                                                            Aa3/NR             105,125

                   Taylor County, Kentucky School Building
      280,000         6.000%, 08/01/16                                                            Aa3/NR             303,744
      175,000         5.250%, 06/01/19                                                            Aa3/NR             189,996

                   University of Kentucky Revenue
    1,335,000         5.000%, 05/01/16 FGIC Insured  (pre-refunded)                              Aaa/AAA           1,477,538
      505,000         5.000%, 06/01/18  FSA insured                                               Aaa/NR             540,113

                   Walton-Verona, Kentucky Independent School District
      105,000         5.100%, 06/01/19                                                            Aa3/NR             111,281

                                                                                                               --------------
                   Total Schools                                                                                  38,316,059
                                                                                                               --------------

                   Transportation (11.7%)
                   ----------------------------------------------------------------------------

                   Kenton County, Kentucky  Airport Board  Airport Revenue
      800,000         5.000%, 03/01/08 MBIA Insured AMT                                          Aaa/AAA             855,424
      500,000         5.625%, 03/01/13 MBIA Insured AMT                                          Aaa/AAA             553,980
    1,570,000         5.000%, 03/01/13 MBIA Insured AMT                                          Aaa/AAA           1,689,210
      750,000         5.625%, 03/01/14 MBIA Insured AMT                                          Aaa/AAA             830,460
    1,000,000         5.500%, 03/01/17 MBIA Insured AMT                                          Aaa/AAA           1,101,640
      380,000         5.500%, 03/01/18 MBIA Insured AMT                                          Aaa/AAA             416,073
    1,000,000         5.000%, 03/01/23 MBIA Insured AMT                                          Aaa/AAA           1,025,480

                   Kentucky Interlocal School Transportation Authority
      150,000         5.100%, 03/01/05                                                            Aa3/A+             152,092
      145,000         5.400%, 06/01/17                                                            NR/A+              146,962
      400,000         6.000%, 12/01/20                                                            NR/A+              406,880
      200,000         6.000%, 12/01/20                                                            NR/A+              203,440
      300,000         5.800%, 12/01/20                                                            NR/A+              304,296
      400,000         5.650%, 12/01/20                                                            NR/A+              405,636
      350,000         5.600%, 12/01/20                                                            NR/A+              354,907

                   Kentucky State Turnpike Authority Economic Development &
                   Resource Recovery Road Revenue
      120,000         8.500%, 07/01/06                                                            Aa3/A+             133,237
    1,000,000         6.500%, 07/01/08 AMBAC Insured                                             Aaa/AAA           1,147,280
    1,000,000         5.625%, 07/01/12 FSA Insured                                               Aaa/AAA           1,145,240
      200,000         5.625%, 07/01/13 FSA Insured                                               Aaa/AAA             229,048
      500,000         5.625%, 07/01/14 FSA Insured                                               Aaa/AAA             572,620
      250,000         5.200%, 07/01/14  FSA Insured                                              Aaa/AAA             280,315
    2,760,000         5.625%, 07/01/15 AMBAC Insured  (pre-refunded)                             Aaa/AAA           2,897,448
      940,000         5.625%, 07/01/15 AMBAC Insured                                             Aaa/AAA             984,293
      450,000         5.250%, 07/01/15 FSA Insured                                               Aaa/AAA             505,836
    2,500,000         5.250%, 07/01/16  FSA Insured                                              Aaa/AAA           2,743,175
    3,455,000         5.100%, 07/01/18 FSA Insured                                               Aaa/AAA           3,711,119

                   Louisville-Jefferson County Regional Airport, Kentucky
    1,000,000         5.500%, 07/01/12 FSA Insured  AMT                                          Aaa/AAA           1,113,700
    2,000,000         5.750%, 07/01/15 FSA Insured  AMT                                          Aaa/AAA           2,231,440
    2,000,000         5.500%, 07/01/15 FSA Insured  AMT                                          Aaa/AAA           2,225,520
    1,000,000         5.250%, 07/01/18 FSA Insured  AMT                                          Aaa/AAA           1,076,080
    1,370,000         5.250%, 07/01/21 FSA Insured  AMT                                          Aaa/AAA           1,453,638
    2,390,000         5.250%, 07/01/22 FSA Insured  AMT                                          Aaa/AAA           2,516,407
      275,000         5.375%, 07/01/23 FSA Insured  AMT                                          Aaa/AAA             290,928

                                                                                                               --------------
                   Total Transportation                                                                           33,703,804
                                                                                                               --------------

                   Utilities (9.1%)
                   ----------------------------------------------------------------------------

                   Bardstown, Kentucky
      200,000         5.000%, 12/01/19 MBIA Insured                                               Aaa/NR             213,050

                   Campbell & Kenton Counties, Kentucky Sanitation Sewer District
      125,000         5.000%, 08/01/18 FGIC Insured                                              Aaa/AAA             134,445

                   Hardin County, Kentucky Water District
      605,000         5.900%, 01/01/25 MBIA Insured  (pre-refunded)                              Aaa/AAA             638,505
      395,000         5.900%, 01/01/25 MBIA Insured                                              Aaa/AAA             415,797

                   Kentucky Rural Water Finance Corp.
      595,000         5.000%, 02/01/20 AMBAC Insured                                             Aaa/AAA             636,079

                   Lexington-Fayette Urban County Government, Kentucky Sewer System
    1,000,000         5.000%, 07/01/19                                                            Aa3/AA           1,064,330

                   Louisville and Jefferson County, Kentucky Metropolitan Sewer District
    1,000,000         5.000%, 05/15/12 FGIC Insured                                              Aaa/AAA           1,090,570
    2,565,000         5.375%, 05/15/17 MBIA Insured                                              Aaa/AAA           2,869,927
    1,410,000         5.400%, 05/15/22 FGIC Insured                                              Aaa/AAA           1,468,402
      400,000         5.000%, 05/15/22 FGIC Insured                                              Aaa/AAA             416,364
      120,000         6.250%, 05/15/26 MBIA Insured                                              Aaa/AAA             132,620

                   Louisville, Kentucky Waterworks Board Water System Revenue
    1,000,000         5.250%, 11/15/16 FSA Insured                                               Aaa/AAA           1,089,180
    1,000,000         5.250%, 11/15/17 FSA Insured                                               Aaa/AAA           1,087,460
    2,485,000         5.250%, 11/15/18 FSA Insured                                               Aaa/AAA           2,695,256
      205,000         5.250%, 11/15/19 FSA Insured                                               Aaa/AAA             221,763
    6,600,000         5.250%, 11/15/22 FSA Insured                                               Aaa/AAA           7,050,450
    2,415,000         5.250%, 11/15/24 FSA Insured                                               Aaa/AAA           2,546,328

                   Northern Kentucky Water District
      240,000         5.000%, 02/01/23 FGIC Insured                                               Aaa/NR             250,596

                   Owensboro-Davies County, Kentucky Water District
      600,000         5.000%, 01/01/13 AMBAC Insured                                             Aaa/AAA             634,218

                   Owensboro, Kentucky Electric and Power
    1,310,000        5.000%, 01/01/20 FSA Insured                                                Aaa/AAA           1,396,526

                                                                                                               --------------
                   Total Utilities                                                                                26,051,866
                                                                                                               --------------

                   Total Revenue Bonds                                                                           280,928,417
                                                                                                                 ------------
                   Total Investments (cost $270,258,899**)                                          99.0%        284,758,974

                   Other assets less liabilities                                                     1.0           2,979,730
                                                                                               -----------     ---------------
                   Net Assets                                                                      100.0%       $287,738,704
                                                                                               ===========     ===============


                    *    Any  security  not rated (NR) by either  credit  rating
                        service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                  **    See note b.


                                  PORTFOLIO ABBREVIATIONS:
                   -----------------------------------------------------------
                   AMBAC - American Municipal Bond Assurance Corp.
                   AMT   - Alternative Minimum Tax
                   ETM   - Escrowed To Maturity
                   FGIC  - Financial Guaranty Insurance Co.
                   FSA   - Financial Security Assurance
                   LOC   - Letter of Credit
                   MBIA  - Municipal Bond Investors Assurance
                   NR    - Not Rated

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY


(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $269,864,538 amounted to $14,894,436, which consisted of aggregate gross unrealized appreciation of $14,925,511 and aggregate gross unrealized depreciation of $31,075.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, Trustee and President
      November 29, 2004


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2004